Employee Benefit Plan, Summary of Accounting Policy (Policies) - EBP Thrift	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
EBP, Basis of Accounting
Basis of Presentation. The financial statements of the Thrift Incentive Stock Purchase Plan for Certain Employees of Cullen/Frost Bankers, Inc. (the “Plan”) are presented on the accrual basis of accounting. Cullen/Frost Bankers, Inc., and its affiliates are herein referred to collectively as “Cullen/Frost”.

EBP, Use of Estimate
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

EBP, Investment
Investments. All contributions to the Plan are invested in the common stock of Cullen/Frost, which is purchased at fair value based on quoted market prices as of the purchase date. The Plan also invests, temporarily, in money market mutual funds. Investments are stated at fair value based on quoted market prices on the valuation date. Purchases and sales of securities are recorded on the settlement date, which generally does not materially differ from the trade date. Gains and losses on the sale or transfer of investments are based on the cost of the specific securities sold or transferred in-kind. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis.

EBP, Expense
Administrative Expenses and Related-Party Transactions. Certain administrative functions are performed by Cullen/Frost employees; however, none of these employees receive compensation from the Plan. Cullen/Frost also directly pays for certain other administrative expenses.